Subsequent Events	12 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

16.	Subsequent Event

Subsequent to this fiscal year ended 30 June 2019, an additional 5,000,000 incentive stock options were granted to directors and an officer, having an exercise price of US$ 0.05 per share and an expiry date of 30 June 2021.